Commitments and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 53,597
2026	5,817
Total lease payments	59,414
Less: imputed interest	(1,897)
Present value of lease liabilities	$ 57,517	$ 808,156